Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes (Textual) [Abstract]
U.S. Federal income tax rate	34.00%
Unrecognized tax positions	$ 0	$ 0
Additional bad debt deductions	2,700,000
Total deferred tax liability	904,000	904,000
Recorded expense	904,000
State and Municipal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	1,500,000
Net operating loss carryforward, expiration date	Dec. 31, 2028
Indiana enterprise zone credit carryforwards	53,000
Enterprise zone tax credit carryforward period	2015 through 2017
Capital loss carryforward	$ 1,900,000	$ 2,000,000
State capital loss carryforward expiration year	expire in 2014